Income Taxes (Tables)	11 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Loss Before Income Tax Expense

The following table summarizes the loss before income tax expense by jurisdiction for the periods indicated:

Period from February 6, 2024 (Inception) to December 31, 2024
Domestic	$(83,724)
Foreign	—
Loss before income tax expense	$(83,724)

Schedule of Statutory Federal Income Tax Rate to Income Before Income Taxes	The difference between the Company’s provision for income taxes and the amounts computed by applying the statutory federal income tax rate to income before income taxes is as follows:
Period from February 6, 2024 (Inception) to December 31, 2024
Tax benefit derived by applying the federal statutory rate to income before income taxes	(21.00)%
Permanent differences	(0.18)
Research and development credits	(3.41)
Other	(0.87)
Change in the valuation allowance	25.46
Income tax (benefit) expense	0.00%

Schedule of Components of the Deferred Tax Assets and Liabilities

The components of the deferred tax assets and liabilities consist of the following (in thousands):

December 31, 2024
Deferred tax assets
Net operating loss carryforwards	$2,260
Research and development credits	3,080
Stock-based compensation	3,063
Accruals and other	424
Lease liability	203
Intangibles	1,477
Capitalized R&D expenses	10,994
Total deferred tax assets	21,501
Deferred tax liabilities
Right- of- use asset	(184)
Total deferred tax liabilities	(184)
Less valuation allowance	(21,317)
Deferred tax assets, net	$—

Schedule of Net Deferred Tax Assets	he Company has established a full federal and state valuation allowance equal to the net deferred tax assets due to uncertainties regarding the realization of the deferred tax asset based on the Company’s lack of earnings history. The valuation allowance increased by $21.3 million primarily due to continuing loss from operations.
December 31, 2024
Beginning balance as of February 6, 2024	$—
Change in valuation allowance	21,317
Ending balance as of December 31, 2024	$21,317

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Beginning balance as of February 6, 2024	$—
Changes related to tax positions taken in the current year	1,047
Ending balance as of December 31, 2024	$1,047